Related Party	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party

Note 3: Related Party

Plan assets are held in a trust account maintained by First Mid Wealth Management, a division of the Plan Sponsor. These assets were used to purchase 29,313 and 32,936 shares of Plan Sponsor common stock during the plan years ended December 31, 2025 and 2024, respectively.